LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Severance payments actually paid	$ 230	$ 166	$ 568
Expected deposits to be made in the next fiscal year for severance and pension payment obligations	800
Deposits made for severance payment obligations	228	389
2017	106
2018	195
2019	314
2020	175
2021	47
Thereafter (through 2026)	383
Total	1,220
Limco Piedmont Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
401(K) profit sharing plan contributions made by company	$ 344	261	251
Percentage of employees contribution matched by employer	100.00%
Percentage of employees contribution	2.00%
Percentage of employees contribution matched by employer, two	50.00%
Percentage of employees contribution, two	3.00%
TAT and Turbochrome [Member]
Defined Benefit Plan Disclosure [Line Items]
Severance pay expenses	$ 777	$ 554	$ 555